TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of composition of trade and other accounts payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Trade and other accounts payables	$ 2,076,314	$ 1,761,814
Accrued liabilities	608,532	371,758
Total trade and other accounts payables	$ 2,684,846	$ 2,133,572